Condensed Consolidated Statements of Stockholders Deficit - USD ($) $ in Thousands	Total	Non-controlling Interest	Accumulated Deficit	Common Stock
Balance, amount at Dec. 31, 2021	$ (10,008)	$ (2,560)	$ (23,949)	$ 16,501
Balance, shares at Dec. 31, 2021				51,143,634
Net Income (Loss)	(3,352)	(119)	(3,233)	$ 0
Sales of common stock for cash shares (Note 4)				8,500
Sales of common stock for cash amount (Note 4)	43	0	0	$ 43
Balance, amount at Dec. 31, 2022	(13,317)	(2,679)	(27,182)	$ 16,544
Balance, shares at Dec. 31, 2022				51,152,134
Net Income (Loss)	(502)	(6)	(496)
Balance, amount at Mar. 31, 2023	(13,819)	(2,685)	(27,678)	$ 16,544
Balance, shares at Mar. 31, 2023				51,152,134
Balance, amount at Dec. 31, 2022	(13,317)	(2,679)	(27,182)	$ 16,544
Balance, shares at Dec. 31, 2022				51,152,134
Net Income (Loss)	(1,092)	(33)	(1,059)	$ 0
Balance, amount at Dec. 31, 2023	(14,409)	(2,712)	(28,241)	16,544
Net Income (Loss)	(524)	(6)	(518)
Balance, amount at Mar. 31, 2024	$ (14,933)	$ (2,718)	$ (28,759)	$ 16,544
Balance, shares at Mar. 31, 2024				51,152,134